Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Advances to joint ventures
Schedule of advances to joint ventures

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Current portion of advances to joint ventures	$—	$—
Long-term advances to joint ventures	3,831	3,536
Advances/shareholder loans to joint ventures	$3,831	$3,536